Marketable Securities: (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities
Fair value at beginning of year	$ 239,232		$ 541,216
Increase (decrease) in fair value	48,406	$ (301,984)
Fair value of equity securities at balance sheet date	287,638	239,232
Debt securities
Fair value at beginning of year		$ 0
Acquisitions	88,500,000
Dispositions	(74,311,349)
Realized loss	(14,188,651)
Fair value of debt securities at balance sheet date	$ 0